Intangible Assets and Goodwill (Detail Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2017	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2016
Intangible Assets And Goodwill [Line Items]
Goodwill		$ 436,667				$ 0
Goodwill acquired				1,384,480
Intangible Assets, Net (Excluding Goodwill)		378,583
Amortization of Intangible Assets		6,417		12,023
Impairment expense		1,725,009		1,725,009
Intangible assets acquired				352,552
Carrying value of intangible assets				$ 0		$ 0
Stock issued for domain names, Shares				369,750
Stock issued for domain names, Amount				$ 154,740
Cash paid for domain names			$ (46,500)	(69,500)
App Portfolio developed technology [Member]
Intangible Assets And Goodwill [Line Items]
Intangible assets acquired	$ 250,000
App Handles developed technology [Member]
Intangible Assets And Goodwill [Line Items]
Intangible assets acquired	135,000
Cityinformation [Member]
Intangible Assets And Goodwill [Line Items]
Goodwill acquired	436,667
Intangible assets acquired	$ 385,000
Domain Name Rights [Member]
Intangible Assets And Goodwill [Line Items]
Intangible assets acquired				224,240
Customer base [Member]
Intangible Assets And Goodwill [Line Items]
Intangible assets acquired				77,295
IP/Technology [Member]
Intangible Assets And Goodwill [Line Items]
Intangible assets acquired				30,842
Trade-name and marks [Member]
Intangible Assets And Goodwill [Line Items]
Intangible assets acquired				19,475
Non-compete agreements [Member]
Intangible Assets And Goodwill [Line Items]
Intangible assets acquired				$ 700